Fair Value Measurement (Fair Value of Financial Instrument) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 2,022.5
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	2,022.5
Obligations under capital lease	20.3
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	2,026.1
Obligations under capital lease	$ 19.8